MERIDIAN FUND, INC.®

MERIDIAN GROWTH FUND®

CLASS A SHARES: MRAGX; CLASS C SHARES: MRCGX; INVESTOR CLASS SHARES: MRIGX

LEGACY CLASS SHARES: MERDX; INSTITUTIONAL CLASS SHARES: MRRGX

MERIDIAN CONTRARIAN FUND

CLASS A SHARES: MFCAX; CLASS C SHARES: MFCCX; INVESTOR CLASS SHARES: MFCIX

LEGACY CLASS SHARES: MVALX; INSTITUTIONAL CLASS SHARES: MFCRX

MERIDIAN HEDGED EQUITY FUND® (formerly, Meridian Enhanced Equity Fund)

CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX; INVESTOR CLASS SHARES: MRIEX

LEGACY CLASS SHARES: MEIFX; INSTITUTIONAL CLASS SHARES: MRREX

MERIDIAN SMALL CAP GROWTH FUND

CLASS A SHARES: MSGAX; CLASS C SHARES: MSGCX; INVESTOR CLASS SHARES: MISGX

LEGACY CLASS SHARES: MSGGX; INSTITUTIONAL CLASS SHARES: MSGRX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 6, 2023

to the Funds’ Statement of Additional Information (“SAI”)

dated December30, 2022

Effective February 17, 2023, Rick Grove resigned as the Vice President, Secretary, and Chief Compliance Officer of Meridian Fund, Inc. (the “Corporation”). At its meeting held on February 17, 2023, the Board of Directors of the Corporation approved the appointment of Nick McMordie as the Corporation’s Chief Compliance Officer and Secretary, effective immediately following Mr. Grove’s resignation. Accordingly, the table listing the officers of the Corporation found in the “Information About the Directors and Officers of Meridian” section of the SAI is hereby deleted and replaced with the following:

Officers	Position(s) Held with Fund:	Length of Service	Principal Occupation(s) During Past 5 Years

David Corkins (55)	President (Principal Executive Officer)	Indefinite; Since September 5, 2013	Co-Founder, Principal and Portfolio Manager, ArrowMark Colorado Holdings, LLC
Nick McMordie (38)	Secretary and Chief Compliance Officer	Indefinite; Since February 17, 2023	Director of Compliance, ArrowMark Colorado Holdings, LLC
Katie Jones (38)	Chief Financial Officer (Principal Financial Officer) and Treasurer	Indefinite; Since August 12, 2014	Director of Operations, ArrowMark Colorado Holdings, LLC; formerly, Assistant Treasurer, Meridian Fund, Inc.

Kelsey Auble (32)	Assistant Treasurer	Indefinite, since November 12, 2019	Controller, ArrowMark Colorado Holdings, LLC; formerly, Assistant Controller, ArrowMark Colorado Holdings, LLC

***

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE